QUARTERLY FINANCIAL INFORMATION (Unaudited)	12 Months Ended
Dec. 31, 2016
QUARTERLY FINANCIAL INFORMATION (Unaudited)
QUARTERLY FINANCIAL INFORMATION (Unaudited)

NOTE 17. QUARTERLY FINANCIAL INFORMATION (Unaudited)

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2016
Net sales	$1,485.5	$1,541.5	$1,508.7	$1,550.8
Gross profit	422.6	434.1	417.6	425.4
Net income	89.6	80.0	89.1	62.0
Net income per common share	1.00	.90	1.00	.70
Net income per common share, assuming dilution	.98	.88	.98	.69

2015
Net sales	$1,528.0	$1,516.0	$1,468.1	$1,454.8
Gross profit	430.0	417.6	405.9	392.3
Income from continuing operations	71.9	64.7	81.3	56.5
(Loss) income from discontinued operations, net of tax	–	(1.0)	.4	.5
Net income	71.9	63.7	81.7	57.0
Net income (loss) per common share:
Continuing operations	.79	.71	.89	.62
Discontinued operations	–	(.01)	–	.01
Net income per common share	.79	.70	.89	.63
Net income (loss) per common share, assuming dilution:
Continuing operations	.78	.69	.87	.61
Discontinued operations	–	(.01)	.01	.01
Net income per common share, assuming dilution	.78	.68	.88	.62

        "Other expense, net" is presented by type for each quarter below:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2016
Restructuring charges:
Severance and related costs	$5.2	$3.6	$1.9	$4.0
Asset impairment charges and lease cancellation costs	.4	2.8	.7	1.3
Other items:
Loss from settlement of pension obligations	–	41.4	–	–
Loss (gain) on sales of assets	–	.3	–	(1.4)
Transaction costs	–	2.1	2.0	.9

Other expense, net	$5.6	$50.2	$4.6	$4.8

2015
Restructuring charges:
Severance and related costs	$13.5	$16.8	$4.7	$17.5
Asset impairment charges and lease cancellation costs	.4	3.2	1.9	1.5
Other items:
Net loss from curtailment and settlement of pension obligations	–	–	–	.3
Loss on sale of product line and related exit costs	2.6	7.7	.2	–
Legal settlements	(.5)	–	.2	–
Gain on sale of assets	(1.7)	–	–	–

Other expense, net	$14.3	$27.7	$7.0	$19.3